INVESTMENTS – EQUITY SECURITIES - Summary of Cost and Fair Value of Investments in Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Investment Income [Line Items]
Cost	$ 999	$ 999
Unrealized gain (Loss)	(111)	144
Fair value	$ 888	$ 1,143